Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
Year (a)	Summary Compensation Table Total for PEO (b)(1)	Compensation Actually Paid to PEO (c)(2)	Average Summary Compensation Table Total for Non- PEO NEOs (d)(3)	Average Compensation Actually Paid to Non-PEO NEOs (e)(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (loss) (000) (h)	Adjusted Net Income (000)(5)
					Total Shareholder Return (f)(3)(4)	Peer Group Total Shareholder Return (g)(3)(4)
2024	$77,760	$830,876	$459,928	$461,094	$42.96	$57.46	$(1,024)	$18,678
2023	4,105,826	1,652,953	627,738	479,726	40.19	59.35	(7,967)	11,466
2022	3,226,429	2,899,119	466,912	402,619	53.82	62.99	(6,602)	8,869
2021	1,355,165	1,058,374	447,954	389,979	60.84	85.00	(11,922)	6,220

(i)
The dollar amounts reported are the amounts of total compensation reported for our PEO(s) in the Summary Compensation Table for fiscal years 2024, 2023, 2022, and 2021.

(ii)
The dollar amounts reported represent the amount of CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our PEO(s) or other NEOs during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year along with changes in pension value and nonqualified deferred compensation earnings. The tables below provide fuller details.

(iii)
The numbers in these columns have been revised from the numbers previously reported in last year’s “Pay versus Performance Table” in order to correct an administrative error.

(iv)
Company and Peer Group total shareholder return as shown in last year’s disclosure has been adjusted to reflect the weighted average TSR. Our 2024 Peer Group Index includes the companies of: Andersons, Inc., B&G Foods, Inc., Boston Beer Company, Inc., Fresh Del Monte Produce, Inc., Hain Celestial Group, Inc., J&J Snack Foods, Corp., John B Sanfilippo & Son, Inc., and Lifecore Biomedical, Inc. (formerly Landec, Corp.) Our 2021 — 2023 Peer Group Index also included Hostess Brands, Inc. which was acquired November 7, 2023 and as a result did not have a market value at the end of fiscal year 2024. The comparable cumulative total shareholder return for the prior peer group for the periods starting on October 31, 2020 and ending on October 31 of the following years would be: 2021 ($89.17), 2022 ($72.81), 2023 ($73.40), and not applicable for 2024.

(v)
Adjusted Net Income is the financial measure that the Company believes to be the most important measure (that is not otherwise required to be disclosed in the table) it used in the most recent fiscal year to link CAP to all of the NEOs as reported below.

The PEOs and other NEOs included in the above compensation columns are comprised of the following:
Year	PEOs	NON-PEO NEOs
2024	Lee Cole	Shawn Munsell, Ronald Araiza, Paul Harrison, Michael Browne
2023	Lee Cole, Brian Kocher	Shawn Munsell, Graciela Montgomery, Ronald Araiza, Paul Harrison, Danny Dumas, Helen Kurtz
2022	Brian Kocher, Steven Hollister	Shawn Munsell, Mariela Matute, Graciela Montgomery, Robert Wedin, Ronald Araiza, Danny Dumas, Helen Kurtz
2021	James Gibson, Steven Hollister	Mariela Matute, Kevin Manion, Robert Wedin, Ronald Araiza, Mark Lodge, Farha Aslam
To calculate the amounts in the “Compensation Actually Paid to PEO” column in the Pay versus Performance table above, the following amounts were deducted from and added to (as applicable) the “Total” compensation of our PEOs for each applicable year, as reported in the Summary Compensation Table above.
Compensation Actually Paid to PEOs
Year	Summary Compensation Table Total for PEO(i)	Minus Reported Value of Equity Awards for PEO(ii)	Plus Equity Award Adjustments for PEO(iii)	Plus Reported Change in Pension Value and Non- qualified Deferred Compensation Earnings ($)	Compensation Actually Paid to PEO
2024	$77,760	$—	$753,116	—	$830,876
2023	4,105,826	(2,640,000)	187,127	—	1,652,953
2022	3,226,429	(2,100,000)	1,772,690	—	2,899,119
2021	1,355,165	(146,690)	(150,101)	—	1,058,374

(i)
The dollar amounts reported are the amounts of total compensation reported for our PEOs in the Summary Compensation Table for fiscal years 2024, 2023, 2022 and 2021.

(ii)
Represents the grant date fair value of the equity awards to our PEOs, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.

(iii)
Represents the year-over-year change in the fair value of equity awards to our PEOs, as itemized in the table below. Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (a) for RSU awards, closing price on applicable year-end dates (b) for PRSU awards, the same valuation methodology as RSU awards above except year-end share amounts are multiplied by the probability of achievement as of each such date.

Equity Award Adjustments for PEOs
	2024	2023	2022	2021
Fair Value of Equity Awards for PEOs
Plus as of year-end value for awards granted during the year	$—	$512,295	$1,741,019	$5,000
Plus year-over-year change of unvested awards granted in previous years	173,000	—	(5,000)	—
Plus change from prior fiscal year-end awards that vested during the year	580,116	(334,932)	—	(186,557)
Less fair value at the end of prior year that fail to meet vesting conditions	—	(200,207)	—	—
Plus Dividends paid on stock awards	—	209,971	36,671	31,456
Total equity award adjustments	$753,116	$187,127	$1,772,690	$(150,101)
To calculate the amounts in the “Average Compensation Actually Paid to Non-PEO NEOs” column in the Pay versus Performance table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-PEO NEOs for each applicable year, as reported in the Summary Compensation Table above.
Average Compensation Actually Paid to Non-PEO NEOs
Year	Average Summary Compensation Table Total for Non-PEO NEOs(i)	Minus Average Reported Value of Equity Awards for Non-PEO NEOs(ii)	Plus Average Equity Award Adjustments for Non- PEO NEOs(iii)	Plus Average Reported Change in Pension Value and Non- qualified Deferred Compensation Earnings for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs
2024	$459,928	$—	$1,166	—	$461,094
2023	627,738	(133,400)	(14,612)	—	479,726
2022	466,912	(158,857)	94,564	—	402,619
2021	447,954	(68,667)	10,692	—	389,979

(i)
The dollar amounts reported is the average of the amounts of total compensation reported for our Non-PEO NEOs in the Summary Compensation Table for fiscal years 2024, 2023, 2022 and 2021.

(ii)
Represents the grant date fair value of the equity awards to our Non-PEO NEOs, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.

(iii)
Represents the year-over-year change in the fair value of equity awards to our Non-PEO NEOs, as itemized in the table below. No awards vested in the year they were granted. Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (a) for RSU awards, closing price on applicable year-end dates (b) for PRSU awards, the same valuation methodology as RSU awards above except year-end share amounts are multiplied by the probability of achievement as of each such date.

Equity Award Adjustments for Non-PEO NEOs
	2024	2023	2022	2021
Fair Value of Average Equity Awards for Non-PEO NEOs
Plus average as of year-end value for awards granted during the year	$—	$25,919	$144,482	$79,181
Plus average year-over-year change of unvested awards granted in previous years	2,838	(24,970)	(2,062)	(31,104)
Plus average change from prior fiscal year-end awards that vested during the year	(1,672)	(4,700)	(770)	7,350
Less average fair value at the end of prior year that fail to meet vesting conditions	—	(11,336)	(47,086)	(52,076)
Plus average Dividends paid on stock awards	—	475	—	7,341
Total average equity award adjustments	$1,166	$(14,612)	$94,564	$10,692

Company Selected Measure Name	Adjusted Net Income
Named Executive Officers, Footnote
The PEOs and other NEOs included in the above compensation columns are comprised of the following:
Year	PEOs	NON-PEO NEOs
2024	Lee Cole	Shawn Munsell, Ronald Araiza, Paul Harrison, Michael Browne
2023	Lee Cole, Brian Kocher	Shawn Munsell, Graciela Montgomery, Ronald Araiza, Paul Harrison, Danny Dumas, Helen Kurtz
2022	Brian Kocher, Steven Hollister	Shawn Munsell, Mariela Matute, Graciela Montgomery, Robert Wedin, Ronald Araiza, Danny Dumas, Helen Kurtz
2021	James Gibson, Steven Hollister	Mariela Matute, Kevin Manion, Robert Wedin, Ronald Araiza, Mark Lodge, Farha Aslam

Peer Group Issuers, Footnote
(iv)
Company and Peer Group total shareholder return as shown in last year’s disclosure has been adjusted to reflect the weighted average TSR. Our 2024 Peer Group Index includes the companies of: Andersons, Inc., B&G Foods, Inc., Boston Beer Company, Inc., Fresh Del Monte Produce, Inc., Hain Celestial Group, Inc., J&J Snack Foods, Corp., John B Sanfilippo & Son, Inc., and Lifecore Biomedical, Inc. (formerly Landec, Corp.) Our 2021 — 2023 Peer Group Index also included Hostess Brands, Inc. which was acquired November 7, 2023 and as a result did not have a market value at the end of fiscal year 2024. The comparable cumulative total shareholder return for the prior peer group for the periods starting on October 31, 2020 and ending on October 31 of the following years would be: 2021 ($89.17), 2022 ($72.81), 2023 ($73.40), and not applicable for 2024.

PEO Total Compensation Amount	$ 77,760	$ 4,105,826	$ 3,226,429	$ 1,355,165
PEO Actually Paid Compensation Amount	$ 830,876	1,652,953	2,899,119	1,058,374
Adjustment To PEO Compensation, Footnote
(ii)
The dollar amounts reported represent the amount of CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our PEO(s) or other NEOs during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year along with changes in pension value and nonqualified deferred compensation earnings. The tables below provide fuller details.
To calculate the amounts in the “Compensation Actually Paid to PEO” column in the Pay versus Performance table above, the following amounts were deducted from and added to (as applicable) the “Total” compensation of our PEOs for each applicable year, as reported in the Summary Compensation Table above.
Compensation Actually Paid to PEOs
Year	Summary Compensation Table Total for PEO(i)	Minus Reported Value of Equity Awards for PEO(ii)	Plus Equity Award Adjustments for PEO(iii)	Plus Reported Change in Pension Value and Non- qualified Deferred Compensation Earnings ($)	Compensation Actually Paid to PEO
2024	$77,760	$—	$753,116	—	$830,876
2023	4,105,826	(2,640,000)	187,127	—	1,652,953
2022	3,226,429	(2,100,000)	1,772,690	—	2,899,119
2021	1,355,165	(146,690)	(150,101)	—	1,058,374

(i)
The dollar amounts reported are the amounts of total compensation reported for our PEOs in the Summary Compensation Table for fiscal years 2024, 2023, 2022 and 2021.

(ii)
Represents the grant date fair value of the equity awards to our PEOs, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.

(iii)
Represents the year-over-year change in the fair value of equity awards to our PEOs, as itemized in the table below. Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (a) for RSU awards, closing price on applicable year-end dates (b) for PRSU awards, the same valuation methodology as RSU awards above except year-end share amounts are multiplied by the probability of achievement as of each such date.

Equity Award Adjustments for PEOs
	2024	2023	2022	2021
Fair Value of Equity Awards for PEOs
Plus as of year-end value for awards granted during the year	$—	$512,295	$1,741,019	$5,000
Plus year-over-year change of unvested awards granted in previous years	173,000	—	(5,000)	—
Plus change from prior fiscal year-end awards that vested during the year	580,116	(334,932)	—	(186,557)
Less fair value at the end of prior year that fail to meet vesting conditions	—	(200,207)	—	—
Plus Dividends paid on stock awards	—	209,971	36,671	31,456
Total equity award adjustments	$753,116	$187,127	$1,772,690	$(150,101)

Non-PEO NEO Average Total Compensation Amount	$ 459,928	627,738	466,912	447,954
Non-PEO NEO Average Compensation Actually Paid Amount	$ 461,094	479,726	402,619	389,979
Adjustment to Non-PEO NEO Compensation Footnote
(ii)
The dollar amounts reported represent the amount of CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our PEO(s) or other NEOs during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year along with changes in pension value and nonqualified deferred compensation earnings. The tables below provide fuller details.
To calculate the amounts in the “Average Compensation Actually Paid to Non-PEO NEOs” column in the Pay versus Performance table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-PEO NEOs for each applicable year, as reported in the Summary Compensation Table above.
Average Compensation Actually Paid to Non-PEO NEOs
Year	Average Summary Compensation Table Total for Non-PEO NEOs(i)	Minus Average Reported Value of Equity Awards for Non-PEO NEOs(ii)	Plus Average Equity Award Adjustments for Non- PEO NEOs(iii)	Plus Average Reported Change in Pension Value and Non- qualified Deferred Compensation Earnings for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs
2024	$459,928	$—	$1,166	—	$461,094
2023	627,738	(133,400)	(14,612)	—	479,726
2022	466,912	(158,857)	94,564	—	402,619
2021	447,954	(68,667)	10,692	—	389,979

(i)
The dollar amounts reported is the average of the amounts of total compensation reported for our Non-PEO NEOs in the Summary Compensation Table for fiscal years 2024, 2023, 2022 and 2021.

(ii)
Represents the grant date fair value of the equity awards to our Non-PEO NEOs, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.

(iii)
Represents the year-over-year change in the fair value of equity awards to our Non-PEO NEOs, as itemized in the table below. No awards vested in the year they were granted. Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (a) for RSU awards, closing price on applicable year-end dates (b) for PRSU awards, the same valuation methodology as RSU awards above except year-end share amounts are multiplied by the probability of achievement as of each such date.

Equity Award Adjustments for Non-PEO NEOs
	2024	2023	2022	2021
Fair Value of Average Equity Awards for Non-PEO NEOs
Plus average as of year-end value for awards granted during the year	$—	$25,919	$144,482	$79,181
Plus average year-over-year change of unvested awards granted in previous years	2,838	(24,970)	(2,062)	(31,104)
Plus average change from prior fiscal year-end awards that vested during the year	(1,672)	(4,700)	(770)	7,350
Less average fair value at the end of prior year that fail to meet vesting conditions	—	(11,336)	(47,086)	(52,076)
Plus average Dividends paid on stock awards	—	475	—	7,341
Total average equity award adjustments	$1,166	$(14,612)	$94,564	$10,692

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid Versus TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid Versus Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid Versus Adj. Net Income (Loss)
Total Shareholder Return Vs Peer Group	Compensation Actually Paid Versus TSR
Tabular List, Table
The three financial performance measures in the following list represent an unranked list of the “most important” financial performance measures linking CAP to Company performance for the NEOs in 2024. After Adjusted Net Income, we do not consider any one of the other following financial performance measures to be a more important measure than another measure for our Company or executive compensation program. See the discussion above in “Compensation Discussion and Analysis” for additional discussion related to executive pay.
Tabular List
• Adjusted Net Income
• Net Sales
• Return on Invested Capital

Total Shareholder Return Amount	$ 42.96	40.19	53.82	60.84
Peer Group Total Shareholder Return Amount	57.46	59.35	62.99	85
Net Income (Loss)	$ (1,024,000)	$ (7,967,000)	$ (6,602,000)	$ (11,922,000)
Company Selected Measure Amount	18,678,000	11,466,000	8,869,000	6,220,000
PEO Name	Lee Cole
Prior Peer Group Total Shareholder Return Amount		$ (73.4)	$ (72.81)	$ (89.17)
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Income
Non-GAAP Measure Description
(v)
Adjusted Net Income is the financial measure that the Company believes to be the most important measure (that is not otherwise required to be disclosed in the table) it used in the most recent fiscal year to link CAP to all of the NEOs as reported below.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(2,640,000)	(2,100,000)	(146,690)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	753,116	187,127	1,772,690	(150,101)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	512,295	1,741,019	5,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	173,000	0	(5,000)	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	580,116	(334,932)	0	(186,557)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(200,207)	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	209,971	36,671	31,456
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,166	(14,612)	94,564	10,692
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(133,400)	(158,857)	(68,667)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,166	(14,612)	94,564	10,692
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	25,919	144,482	79,181
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,838	(24,970)	(2,062)	(31,104)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,672)	(4,700)	(770)	7,350
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(11,336)	(47,086)	(52,076)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 475	$ 0	$ 7,341